Convertible Debt and Convertible Debt, Related Party (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Gross Principal Amount	$ 14,000,000	$ 14,000,000
Debt Discount	(102,192)	(166,384)
Convertible Debt, Net of Debt Discount	13,897,808	14,000,000
Convertible debt [Member]
Gross Principal Amount	13,000,000	13,000,000
Debt Discount	(94,893)	(154,499)
Convertible Debt, Net of Debt Discount	12,905,107	12,845,501
Convertible debt, related party [Member]
Gross Principal Amount	1,000,000	1,000,000
Debt Discount	(7,299)	(11,885)
Convertible Debt, Net of Debt Discount	992,701	988,115
Less: non-current portion [Member]
Gross Principal Amount	2,000,000
Debt Discount	(14,599)
Convertible Debt, Net of Debt Discount	1,985,401
Total convertible debt, current portion [Member]
Gross Principal Amount	12,000,000	14,000,000
Debt Discount	(87,592)	(166,384)
Convertible Debt, Net of Debt Discount	$ 11,912,407	$ 13,833,616